Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Columbia Funds Variable Series Trust II
Entity Central Index Key	0001413032
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
Columbia Variable Portfolio – Dividend Opportunity Fund - Class 1
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Dividend Opportunity Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Variable Portfolio – Dividend Opportunity Fund (the Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$ 35	0.68% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.68%	[1]
Net Assets	$ 910,152,321
Holdings Count | Holding	86
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 910,152,321
Total number of portfolio holdings	86
Portfolio turnover for the reporting period	18%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
JPMorgan Chase & Co.	3.7%
Exxon Mobil Corp.	3.7%
International Business Machines Corp.	3.0%
Cisco Systems, Inc.	2.8%
Philip Morris International, Inc.	2.7%
AbbVie, Inc.	2.7%
Goldman Sachs Group, Inc. (The)	2.7%
Johnson & Johnson	2.2%
Chevron Corp.	2.1%
Bank of America Corp.	2.0%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
JPMorgan Chase & Co.	3.7%
Exxon Mobil Corp.	3.7%
International Business Machines Corp.	3.0%
Cisco Systems, Inc.	2.8%
Philip Morris International, Inc.	2.7%
AbbVie, Inc.	2.7%
Goldman Sachs Group, Inc. (The)	2.7%
Johnson & Johnson	2.2%
Chevron Corp.	2.1%
Bank of America Corp.	2.0%

Columbia Variable Portfolio – Dividend Opportunity Fund - Class 2
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Dividend Opportunity Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Variable Portfolio – Dividend Opportunity Fund (the Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$ 47	0.93% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.93%	[1]
Net Assets	$ 910,152,321
Holdings Count | Holding	86
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 910,152,321
Total number of portfolio holdings	86
Portfolio turnover for the reporting period	18%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
JPMorgan Chase & Co.	3.7%
Exxon Mobil Corp.	3.7%
International Business Machines Corp.	3.0%
Cisco Systems, Inc.	2.8%
Philip Morris International, Inc.	2.7%
AbbVie, Inc.	2.7%
Goldman Sachs Group, Inc. (The)	2.7%
Johnson & Johnson	2.2%
Chevron Corp.	2.1%
Bank of America Corp.	2.0%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
JPMorgan Chase & Co.	3.7%
Exxon Mobil Corp.	3.7%
International Business Machines Corp.	3.0%
Cisco Systems, Inc.	2.8%
Philip Morris International, Inc.	2.7%
AbbVie, Inc.	2.7%
Goldman Sachs Group, Inc. (The)	2.7%
Johnson & Johnson	2.2%
Chevron Corp.	2.1%
Bank of America Corp.	2.0%

Columbia Variable Portfolio – Dividend Opportunity Fund - Class 3
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Dividend Opportunity Fund
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Variable Portfolio – Dividend Opportunity Fund (the Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 3	$ 41	0.80% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.80%	[1]
Net Assets	$ 910,152,321
Holdings Count | Holding	86
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 910,152,321
Total number of portfolio holdings	86
Portfolio turnover for the reporting period	18%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
JPMorgan Chase & Co.	3.7%
Exxon Mobil Corp.	3.7%
International Business Machines Corp.	3.0%
Cisco Systems, Inc.	2.8%
Philip Morris International, Inc.	2.7%
AbbVie, Inc.	2.7%
Goldman Sachs Group, Inc. (The)	2.7%
Johnson & Johnson	2.2%
Chevron Corp.	2.1%
Bank of America Corp.	2.0%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
JPMorgan Chase & Co.	3.7%
Exxon Mobil Corp.	3.7%
International Business Machines Corp.	3.0%
Cisco Systems, Inc.	2.8%
Philip Morris International, Inc.	2.7%
AbbVie, Inc.	2.7%
Goldman Sachs Group, Inc. (The)	2.7%
Johnson & Johnson	2.2%
Chevron Corp.	2.1%
Bank of America Corp.	2.0%

[1]	Annualized.